Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	DOUGLAS ELLIMAN INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41054
Entity Tax Identification Number	87-2176850
Entity Address, Address Line One	4400 Biscayne Boulevard
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	305
Local Phone Number	579-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	DOUG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001878897
Amendment Flag	false